Consolidated Statements of Income - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales		¥ 3,951,937	¥ 4,080,015	¥ 3,401,487
Cost of Sales		2,116,383	2,089,461	1,729,489
Gross profit		1,835,554	1,990,554	1,671,998
Operating expenses (Notes 1, 5, 8, 11, 15, 16, 19 and 21):
Selling, general and administrative expenses		1,176,760	1,301,666	1,149,036
Research and development expenses		315,842	333,371	306,537
Impairment losses on goodwill	[1],[2]		33,912
Operating expenses		1,492,602	1,668,949	1,455,573
Operating profit		342,952	321,605	216,425
Other income (deductions):
Interest and dividend income		6,604	6,012	4,762
Interest expense		(797)	(818)	(1,061)
Other, net (Notes 1, 2, 11, 14 and 18)		14,133	27,085	24,525
Other income (deductions)		19,940	32,279	28,226
Income before income taxes		362,892	353,884	244,651
Income taxes (Note 12)		96,150	98,024	82,681
Consolidated net income		266,742	255,860	161,970
Less: Net income attributable to noncontrolling interests		13,987	13,937	11,320
Net income attributable to Canon Inc.		¥ 252,755	¥ 241,923	¥ 150,650
Net income attributable to Canon Inc. shareholders per share (Note 17):
Basic		¥ 234.09	¥ 222.88	¥ 137.95
Diluted		234.08	222.88	137.95
Cash dividends per share		¥ 160.00	¥ 160.00	¥ 150.00
Products And Equipment
Net sales		¥ 3,194,724	¥ 3,521,156	¥ 2,986,188
Cost of Sales		1,762,171	1,875,581	1,574,679
Services
Net sales		757,213	558,859	415,299
Cost of Sales		¥ 354,212	¥ 213,880	¥ 154,810

[1]	After entering the commercial printing business through the acquisition of Océ N.V. in 2010, the market environment surrounding this business has become significantly competitive and rapid technological changes have required increasing investments into R&D. These factors resulted in lower operating margin than expected, which led to the decline in the estimated fair value of this business which was determined based on the income approach. As the result of the annual goodwill impairment test as of October 1, 2017, it was determined that the estimated fair value of commercial printing business was less than its carrying value of the reporting unit. Based on the accounting policy described in Note 1, Canon recognized an impairment charge of ¥33,912 million representing the excess of the carrying amount over the reporting unit's fair value.
[2]	Based on the realignment of Canon's internal reporting and management structure, from the beginning of the third quarter of 2018, Canon has reclassified certain businesses from Office Business Unit to Industry and Others Business Unit. The goodwill balance at the beginning of the year ended December 31, 2017 has been restated to reflect the transfer of ¥11,263 million in goodwill between the segments. Impairment loss of ¥12,191 million and translation adjustments and other of ¥928 million for the year ended December 31, 2017 related to the reclassified business were restated from Office Business Unit to Industry and Others Business Unit, accordingly.